Taxation - Unrecognized deductible temporary differences and tax losses (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	SFr 291,678	SFr 834,580
Taxable unrecognized temporary differences	0	0
Potential tax assets from loss carry-forwards not recognized	31,387,022	29,959,963
Total potential tax assets from loss carry-forwards and temporary differences not recognized	31,678,700	30,794,543
Employee benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	143,271	433,816
Stock option plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	148,407	400,764
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable unrecognized temporary differences	0	0
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	291,678	834,580
Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Offsetting potential tax liabilities with potential tax assets	SFr 0	SFr 0